Significant Accounting Policies - Other current assets, Property, plant and equipment, Leases (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retail Stores [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease term	15 years
Bottom of range [member] | Office Space [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease term	3 years
Top of range [member] | Office Space [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease term	5 years
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	25 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	50 years
Machinery and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	10 years
Machinery and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	20 years
Distribution equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	7 years
Distribution equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	15 years
Refrigeration equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	5 years
Refrigeration equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	7 years
Returnable bottles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	1 year 6 months
Returnable bottles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	3 years
Leasehold improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	15 years
Information technology equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	3 years
Information technology equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	5 years
Other equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	3 years
Other equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	10 years
Coca-Cola FEMSA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization expense	$ 213	$ 273	$ 277
Coca-Cola FEMSA [member] | PET bottles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	1 year 6 months
Coca-Cola FEMSA [member] | Glass bottles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	3 years